CORRECTION OF PRIOR PERIOD ERRORS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2018	Jul. 31, 2016	Mar. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Oct. 31, 2015
Number of restricted common stock issued	55,000,000		120,000,000	64,860,346	160,000,000
Number of common stock cancelled		120,000,000
Decreased in accumulated deficit						$ 1,630,000
Gone Green [Member]
Shares reserved for future issuance							120,000,000